PROPERTY, PLANT AND EQUIPMENT (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of sales [member]
Statement [Line Items]
Depreciation expense	$ 401,672	$ 412,750	$ 409,442
Administrative expenses [member]
Statement [Line Items]
Depreciation expense	19,228	18,192	16,275
Other expenses [member]
Statement [Line Items]
Depreciation expense	681	2,054	3,525
Total [member]
Statement [Line Items]
Depreciation expense	$ 421,581	$ 432,996	$ 429,242